Segment information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following tables include the results for the segments for the three and six months ended June 30, 2016 and 2015.

	Three months ended June 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$22,785	10,379	—	33,164	(10,379)	$22,785
Total revenues	22,785	10,379	—	33,164		22,785
Operating expenses	(5,123)	(1,908)	(1,524)	(8,555)	1,908	(6,647)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(1,866)	(1,866)
Segment EBITDA	17,347	8,471	(1,524)	24,294
Depreciation and amortization	(2,636)	(2,376)	—	(5,012)	2,376	(2,636)
Operating income (loss)	14,711	6,095	(1,524)	19,282		11,321
Gain (loss) on derivative instruments	326	(4,174)	—	(3,848)	4,174	326
Other financial income (expense), net	(6,048)	(3,787)	(1,036)	(10,871)	3,787	(7,084)
Income (loss) before tax	8,989	(1,866)	(2,560)	4,563	—	4,563
Income tax expense	(500)	—	(1)	(501)	—	(501)
Net income (loss)	$8,489	(1,866)	(2,561)	4,062	—	$4,062

	Three months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$11,065	11,141	—	22,206	(11,141)	$11,065
Total revenues	11,065	11,141	—	22,206		11,065
Operating expenses	(2,299)	(3,159)	(1,515)	(6,973)	3,159	(3,814)
Equity in earnings (losses) of joint ventures	—	—	—	—	11,481	11,481
Segment EBITDA	8,766	7,982	(1,515)	15,233
Depreciation and amortization	(8)	(2,309)	—	(2,317)	2,309	(8)
Operating income (loss)	8,758	5,673	(1,515)	12,916		18,724
Gain (loss) on derivative instruments	(8)	9,871	—	9,863	(9,871)	(8)
Other financial income (expense), net	(4,339)	(4,063)	2,120	(6,282)	4,063	(2,219)
Income (loss) before tax	4,411	11,481	605	16,497	—	16,497
Income tax expense	(59)	—	—	(59)	—	(59)
Net income (loss)	$4,352	11,481	605	16,438	—	$16,438

	Six months ended June 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$44,454	21,117	—	65,571	(21,117)	$44,454
Total revenues	44,454	21,117	—	65,571		44,454
Operating expenses	(9,705)	(4,101)	(3,029)	(16,835)	4,101	(12,734)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(8,575)	(8,575)
Segment EBITDA	34,434	17,016	(3,029)	48,421
Depreciation and amortization	(5,265)	(4,755)	—	(10,020)	4,755	(5,265)
Operating income (loss)	29,169	12,261	(3,029)	38,401		17,565
Gain (loss) on derivative instruments	662	(13,166)	—	(12,504)	13,166	662
Other financial income (expense), net	(12,220)	(7,670)	(2,036)	(21,926)	7,670	(14,256)
Income (loss) before tax	17,611	(8,575)	(5,065)	3,971	—	3,971
Income tax expense	(946)	—	(3)	(949)	—	(949)
Net income (loss)	$16,665	(8,575)	(5,068)	3,022	—	$3,022

	As of June 30, 2016
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Vessels, net of accumulated depreciation	$347,834	279,020	—	626,854	(279,020)	$347,834
Net investment in direct financing lease	291,742	—	—	291,742	—	291,742
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	10,323	10,323	—	10,323
Total assets	724,588	298,600	11,296	1,034,484	(298,600)	735,884
Accumulated losses of joint ventures	—	—	50	50	(51,132)	(51,082)
Expenditures for newbuildings, vessels & equipment	537	102	—	639	(102)	537
Expenditures for drydocking	—	135	—	135	(135)	—
Principal repayment direct financing lease	1,561	—	—	1,561	—	1,561
Amortization of above market contract	$1,196	—	—	1,196	—	$1,196

	Six months ended June 30, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	nations	reporting
Time charter revenues	$22,577	21,309	—	43,886	(21,309)	$22,577
Total revenues	22,577	21,309	—	43,886		22,577
Operating expenses	(5,094)	(5,293)	(3,079)	(13,466)	5,293	(8,173)
Construction contract expenses	—	—	—	—		—
Equity in earnings of joint ventures	—	—	—	—	9,359	9,359
Segment EBITDA	17,483	16,016	(3,079)	30,420
Depreciation and amortization	(16)	(4,486)	—	(4,502)	4,486	(16)
Operating income (loss)	17,467	11,530	(3,079)	25,918		23,747
Gain (loss) on derivative instruments	113	5,939	—	6,052	(5,939)	113
Other financial income (expense), net	(8,941)	(8,110)	4,249	(12,802)	8,110	(4,692)
Income (loss) before tax	8,639	9,359	1,170	19,168	—	19,168
Income tax expense	(152)	—	—	(152)	—	(152)
Net income (loss)	$8,487	9,359	1,170	19,016	—	$19,016

	As of December 31, 2015
						Consolidated
		Joint venture				and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Vessels, net of accumulated depreciation	$353,078	283,539	—	636,617	(283,539)	$353,078
Net investment in direct financing lease	293,303	—	—	293,303	—	293,303
Goodwill	251	—	—	251	—	251
Advances to joint ventures	—	—	13,991	13,991	—	13,991
Total assets	736,108	303,390	27,635	1,067,133	(303,390)	763,743
Accumulated losses of joint ventures	—	—	50	50	(42,557)	(42,507)
Expenditures for newbuildings, vessels & equipment	955	11,431	—	12,386	(11,431)	955
Expenditures for drydocking	—	1,664	—	1,664	(1,664)	—
Principal repayment direct financing lease	2,919	—	—	2,919	—	2,919
Amortization of above market contract	$605	—	—	605	—	$605